Commitments and contingencies - Future minimum payments, cooperation agreements (Details) - Mar. 31, 2018 - Co-operation agreement ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Future minimum payments under cooperation agreements
2019	$ 988	¥ 6,200
2020	988	6,200
2021	988	6,200
2022	709	4,450
2023	510	3,200
2024 and thereafter	3,360	21,067
Total payments	$ 7,543	¥ 47,317